TAXES ON INCOME: - Reconciliation of theoretical income tax expense to actual income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of theoretical income tax expense to actual income
Income before taxes on income	$ 80,363	$ 69,705	$ 40,561
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 18,483	$ 16,032	$ 9,329
Tax benefits arising from reduced tax rates under benefit programs	(8,761)	(6,996)	(3,733)
Different tax rates applicable to foreign subsidiaries	380	51	114
Previous year income tax	(1,111)	118	245
Excess tax benefit on share-based compensation	(3,544)
Non-deductible items	13,082	1,672	1,867
Change in valuation allowance	1,183
Other	830	19	21
Provision for income taxes	$ 20,542	$ 10,896	$ 7,843